CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Series A-1 Convertible Preferred Stock [Member]	Series A-2 Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2010	$ (18,614)	$ 11	$ 15	$ 15	$ 5	$ 26,251	$ (614)	$ (44,297)
Beginning Balance (in share) at Dec. 31, 2010		11,120,119	15,435,248	14,838,368	4,480,604
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	1					1
Issuance of common stock (in shares)					4,351
Exercise of preferred stock warrant (in shares)			2,662,600
Exercise of preferred stock warrant	18		3			15
Modification of common stock warrants	(1,522)					(1,522)
Exercises of common stock options (in shares)					92,285
Exercises of common stock options	176					176
Stock-based compensation	184					184
Net loss	(1,828)							(1,828)
Currency translation adjustment	(585)						(585)
Ending Balance at Dec. 31, 2011	(22,170)	11	18	15	5	25,105	(1,199)	(46,125)
Ending Balance (in share) at Dec. 31, 2011		11,120,119	18,097,848	14,838,368	4,577,240
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	71					71
Issuance of common stock (in shares)					1,305
Exercises of common stock options (in shares)					63,598
Exercises of common stock options	132					132
Stock-based compensation	295					295
Net loss	(9,701)							(9,701)
Currency translation adjustment	742						742
Ending Balance at Dec. 31, 2012	(30,631)	11	18	15	5	25,603	(457)	(55,826)
Ending Balance (in share) at Dec. 31, 2012		11,120,119	18,097,848	14,838,368	4,642,143
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	86,250				6	86,244
Issuance of common stock (in shares)					5,750,000
Underwriting discount and issuance costs	(8,744)					(8,744)
Conversion of preferred stock to common stock in connection with the initial public offering (in shares)		(11,120,119)	(18,097,848)	(14,838,368)	10,977,667
Conversion of preferred stock to common stock in connection with the initial public offering	35,000	(11)	(18)	(15)	11	35,033
Dividends on Series C Preferred Stock	(17,143)					(17,143)
Stock Issued During Period, Value, Conversion of Convertible Securities	28,957				2	28,955
Conversion of convertible notes (in shares)					1,929,309
Reclassification of warrant liability to equity	9,760					9,760
Exercise of preferred stock warrant (in shares)					10,889
Exercise of preferred stock warrant	0
Exercise of common stock warrant	4				0	4
Exercise of common stock warrant (in shares)					650,669
Exercises of common stock options (in shares)	81,155				115,990
Exercises of common stock options	235					235
Stock-based compensation	1,269					1,269
Net loss	(27,935)							(27,935)
Currency translation adjustment	655						655
Ending Balance at Dec. 31, 2013	77,677	0	0	0	24	161,216	198	(83,761)
Ending Balance (in share) at Dec. 31, 2013		0	0	0	24,076,667
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercises of common stock options (in shares)	94,114				94,114
Exercises of common stock options	211					211
Stock-based compensation	1,040					1,040
Net loss	(3,499)							(3,499)
Currency translation adjustment	(48)						(48)
Ending Balance at Mar. 31, 2014	$ 75,381				$ 24	$ 162,467	$ 150	$ (87,260)
Ending Balance (in share) at Mar. 31, 2014					24,170,781